Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

	2024	2023
	$	$

Trade receivables	48,132	37,167
Allowance for expected credit losses	(5,056)	(4,131)

Trade receivables, net	43,076	33,036

Research and development tax credits receivable	8,276	8,424
Sales tax receivable	7,106	4,862
Indemnification receivables	—	4,042
Accrued interest and other	3,826	4,478

Total trade and other receivables	62,284	54,842